Schedule of Issued Capital (Details) (Parenthetical) - shares	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Advisor options exercised, shares	327,142
Advisor options forfeited, shares	16,193
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Contractual capitalised interest rate	8.50%
Top of range [member]
IfrsStatementLineItems [Line Items]
Contractual capitalised interest rate	15.00%